Common Stock - Narrative (Details)	1 Months Ended
	Nov. 30, 2021 $ / shares shares	Jun. 30, 2024 vote $ / shares shares	Dec. 31, 2023 vote $ / shares shares	Dec. 31, 2022 vote $ / shares shares	Dec. 31, 2020 shares
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001
Common stock, shares issued (in shares)			200,000,000	200,000,000
Common stock, shares outstanding (in shares)		200,006,949	200,000,000	200,000,000
Class A
Class of Stock [Line Items]
Common stock authorized (in shares)		1,000,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued (in shares)	200,000,000	39,000,000	200,000,000	200,000,000	200
Common stock, shares outstanding (in shares)	200,000,000	38,876,949	200,000,000	200,000,000	200
New issues (in shares)	199,999,800
Votes per share | vote		1	10	10
Class B
Class of Stock [Line Items]
Common stock authorized (in shares)		500,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001
Common stock, shares issued (in shares)		161,000,000	0	0
Common stock, shares outstanding (in shares)		161,130,000	0	0
Votes per share | vote		10	1	1